Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Annual Return [Percent]	13.76%	10.67%	25.79%	(17.82%)